United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 09/30/2007

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     Novemebr 13,2007
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 73
Form 13F Information Table Entry Total: 243,372
                                        (Thousands)


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     4919    52561 SH       SOLE                                      52561
A F L A C Inc.                 COM              001055102     6609   115861 SH       SOLE                                     115861
Abbott Laboratories            COM              002824100      403     7519 SH       SOLE                                       7519
Alberto Culver                 COM              013068101     2530   102048 SH       SOLE                                     102048
American International Group   COM              026874107     4802    70982 SH       SOLE                                      70982
Anheuser Busch Co. Inc.        COM              035229103     4560    91223 SH       SOLE                                      91223
Aqua America                   COM              03836w103      621    27363 SH       SOLE                                      27363
Artesian Resources Corp.  Clas COM              043113208      693    36454 SH       SOLE                                      36454
Automatic Data Processing      COM              053015103     4192    91260 SH       SOLE                                      91260
BP plc                         COM              055622104     1346    19410 SH       SOLE                                      19410
Berkshire Hathaway Class B     COM              084670207     3173      803 SH       SOLE                                        803
Best Buy Company, Inc.         COM              086516101      463    10064 SH       SOLE                                      10064
Black & Decker Corp            COM              091797100     6292    75538 SH       SOLE                                      75538
Boeing Co.                     COM              097023105     8688    82747 SH       SOLE                                      82747
Bristol Myers Squibb Co.       COM              110122108      208     7229 SH       SOLE                                       7229
CBS                            COM              124857202     2921    92725 SH       SOLE                                      92725
Campbell Soup                  COM              134429109      954    25775 SH       SOLE                                      25775
Colgate Palmolive              COM              194162103     4826    67660 SH       SOLE                                      67660
ConocoPhillips                 COM              20825C 10      408     4645 SH       SOLE                                       4645
Cooper Industries Inc.         COM              216648402     6337   124034 SH       SOLE                                     124034
D.R. Horton Inc.               COM              23331a109     1366   106609 SH       SOLE                                     106609
Diebold Incorporated           COM              253651103      959    21110 SH       SOLE                                      21110
Dow Chemical Co                COM              260543103      448    10403 SH       SOLE                                      10403
DuPont                         COM              263534109     6339   127915 SH       SOLE                                     127915
Exxon Mobil Corp.              COM              30231g102    12920   139582 SH       SOLE                                     139582
FedEx Corporation              COM              31428x106     8892    84888 SH       SOLE                                      84888
Federal National Mortgage Asso COM              313586109      630    10365 SH       SOLE                                      10365
First American Corporation     COM              318522307     4750   129709 SH       SOLE                                     129709
Fortune Brands Inc.            COM              349631101     7373    90474 SH       SOLE                                      90474
Freddie Mac                    COM              313400301      510     8635 SH       SOLE                                       8635
General Electric Co.           COM              369604103    10709   258674 SH       SOLE                                     258674
GlaxoSmithKline ADR            COM              37733w105     5746   108003 SH       SOLE                                     108003
H&R Block                      COM              093671105     1007    47540 SH       SOLE                                      47540
H.J. Heinz Co.                 COM              423074103     5390   116675 SH       SOLE                                     116675
Harley Davidson                COM              412822 10      775    16765 SH       SOLE                                      16765
Hershey Company                COM              427866108      997    21489 SH       SOLE                                      21489
Home Depot, Inc.               COM              437076102     5459   168295 SH       SOLE                                     168295
Illinois Tool Works Inc        COM              452308109     1538    25785 SH       SOLE                                      25785
International Business Machine COM              459200101    11055    93849 SH       SOLE                                      93849
Iron Mountain Inc.             COM              462846106      257     8437 SH       SOLE                                       8437
J P Morgan Chase & Co.         COM              46625h100     5301   115699 SH       SOLE                                     115699
Johnson & Johnson, Inc.        COM              478160104     8894   135366 SH       SOLE                                     135366
Laboratory Corp Amer Hldg      COM              50540R409      312     3985 SH       SOLE                                       3985
Lehman Brothers                COM              524908 10      879    14242 SH       SOLE                                      14242
Liberty Media Interactive A    COM              53071M104     1746    90903 SH       SOLE                                      90903
Limited Brands Inc.            COM              532716107      267    11670 SH       SOLE                                      11670
Mc Donalds Corp.               COM              580135101     3272    60061 SH       SOLE                                      60061
McCormick & Co.                COM              579780206     1828    50807 SH       SOLE                                      50807
Medtronic Inc.                 COM              585055106     4195    74372 SH       SOLE                                      74372
Merck & Co.                    COM              589331107      483     9339 SH       SOLE                                       9339
Microsoft                      COM              594918104     7421   251908 SH       SOLE                                     251908
Pepsico                        COM              713448108     5306    72428 SH       SOLE                                      72428
Pfizer                         COM              717081103     2992   122483 SH       SOLE                                     122483
Pinnacle West Capital Corp     COM              723484101      606    15335 SH       SOLE                                      15335
Proctor & Gamble               COM              742718109     3419    48608 SH       SOLE                                      48608
Progressive Corp               COM              743315103     1850    95325 SH       SOLE                                      95325
RPM Inc.                       COM              749685103     5540   231324 SH       SOLE                                     231324
Royal Dutch Shell ADR          COM              780257804      705     8575 SH       SOLE                                       8575
Sally Beauty Holdings          COM              79546e104      331    39123 SH       SOLE                                      39123
South Jersey Industries        COM              838518108     1475    42375 SH       SOLE                                      42375
Southern Company               COM              842587107     5022   138410 SH       SOLE                                     138410
Tiffany & Co.                  COM              886547 10      491     9375 SH       SOLE                                       9375
UGI Corp                       COM              902681105     2896   111457 SH       SOLE                                     111457
Unitedhealth Group Inc.        COM              91324P102     2735    56476 SH       SOLE                                      56476
Valley National Bancorp        COM              919794107     2200    99168 SH       SOLE                                      99168
Verizon Communications         COM              92343v104     4066    91829 SH       SOLE                                      91829
Viacom Class B                 COM              92553p201     1204    30904 SH       SOLE                                      30904
Wal Mart                       COM              931142103      922    21131 SH       SOLE                                      21131
Washington Mutual Inc.         COM              939322103     2611    73936 SH       SOLE                                      73936
William Wrigley Jr. Co.        COM              982526105      528     8215 SH       SOLE                                       8215
General Growth Properties, Inc COM              370021107     5619   104791 SH       SOLE                                     104791
UMH Properties Inc.            COM              911024107     2061   148029 SH       SOLE                                     148029
Washington Real Estate Investm COM              939653101     4130   124478 SH       SOLE                                     124478